EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2014
EARNINGS PER SHARE [Abstract]
Schedule of Calculation of Earnings Per Share

The calculation of earnings per share is as follows:

	Year ended December 31,
	2012	2013	2014
Numerator used in basic and diluted earnings per share:
Net (loss) income attributable to Daqo New Energy Corp. ordinary shareholders—basic and diluted	$(111,928,891)	$(70,943,484)	$16,649,176
Denominator used in basic and diluted earnings per share:
Weighted average number of ordinary shares outstanding used in computing earnings per share—basic	175,067,343	173,068,420	206,349,976
Plus: share options	—	—	5,003,667
Weighted average number of ordinary shares outstanding used in computing earnings per share—diluted	175,067,343	173,068,420	211,353,643
NET (LOSS) INCOME ATTRIBUTABLE TO DAQO NEW ENERGY CORP. PER ORDINARY SHARE—Basic	$(0.64)	$(0.41)	$0.08
NET (LOSS) INCOME ATTRIBUTABLE TO DAQO NEW ENERGY CORP. PER ORDINARY SHARE—Diluted	$(0.64)	$(0.41)	$0.08